UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [  ]; Amendment Number: ____

This Amendment (Check only one):
                                 [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thomas W. Smith
         -----------------------------------------------------------------------
Address: 323 Railroad Avenue        Greenwich        CT                   06830
         -----------------------------------------------------------------------
         (Street)                   (City)           (State)              (Zip)

Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas W. Smith
Title:   Investment Manager
Phone:   203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

February 14, 2011
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:               2
                                                        -------------

         Form 13F Information Table Entry Total:          34
                                                        -------------

         Form 13F Information Table Value Total:          $1,040,318 (thousands)
                                                        -------------



List of Other Included Managers:

No.     Form 13F File No.:      Name:
---     ------------------      -----
01      028-10290               Scott J. Vassalluzzo
------  ----------------------  --------------------------------------
02      028-13257               Steven M. Fischer
------  ----------------------  --------------------------------------

                           FORM 13F INFORMATION TABLE

                                                               VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
                NAME OF ISSUER    TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT PRN  CALL  DSCRETN  MANAGERS      SOLE  SHARED  NONE
                --------------    --------------    -----   --------    ------- ---  ----  -------  --------      ----  ------  ----
ALLIANCE DATA SYSTEMS CORP.        COMMON STOCK   018581108   5,089      71,650 SH         Sole           -     71,650
ALLIANCE DATA SYSTEMS CORP.        COMMON STOCK   018581108  66,894     941,770 SH         Other     01, 02    941,770
BOARDWALK PIPELINE PARTNERS, LLP  UT LTD PARTNER  096627104   1,837      59,000 SH         Sole           -     59,000
COPART, INC.                       COMMON STOCK   217204106  14,395     385,408 SH         Sole           -    385,408
COPART, INC.                       COMMON STOCK   217204106  63,496   1,700,018 SH         Other     01, 02  1,700,018
CREDIT ACCEPTANCE CORP.            COMMON STOCK   225310101  20,579     327,855 SH         Sole           -    327,855
CREDIT ACCEPTANCE CORP.            COMMON STOCK   225310101  250,173  3,985,545 SH         Other     01, 02  3,985,545
EHEALTH, INC.                      COMMON STOCK   28238P109   4,673     329,306 SH         Other     01, 02    329,306
IRON MOUNTAIN, INC.                COMMON STOCK   462846106   2,916     116,587 SH         Sole           -    116,587
IRON MOUNTAIN, INC.                COMMON STOCK   462846106  23,850     953,601 SH         Other     01, 02    953,601
LIFE TIME FITNESS, INC.            COMMON STOCK   53217R207   6,586     160,667 SH         Sole           -    160,667
LIFE TIME FITNESS, INC.            COMMON STOCK   53217R207  49,452   1,206,450 SH         Other     01, 02  1,206,450
MARKET LEADER, INC.                COMMON STOCK   57056R103    145       82,630 SH         Sole           -     82,630
MARKET LEADER, INC.                COMMON STOCK   57056R103   1,037     589,381 SH         Other     01, 02    589,381
MOBILE MINI, INC.                  COMMON STOCK   60740F105   5,512     279,929 SH         Sole           -    279,929
MOBILE MINI, INC.                  COMMON STOCK   60740F105  20,179   1,024,817 SH         Other     01, 02  1,024,817
NEUSTAR INC.                           CL A       64126X201   5,976     229,400 SH         Sole           -    229,400
NEUSTAR INC.                           CL A       64126X201  57,109   2,192,300 SH         Other     01, 02  2,192,300
PRE-PAID LEGAL SERVICES, INC.      COMMON STOCK   740065107  11,815     196,100 SH         Sole           -    196,100
PRE-PAID LEGAL SERVICES, INC.      COMMON STOCK   740065107  96,967   1,609,415 SH         Other     01, 02  1,609,415
POOL CORPORATION                   COMMON STOCK   73278L105   1,364      60,518 SH         Sole           -     60,518
SEI INVESTMENTS CO                 COMMON STOCK   784117103   1,235      51,900 SH         Sole           -     51,900
SEI INVESTMENTS CO                 COMMON STOCK   784117103  10,326     434,054 SH         Other     01, 02    434,054
STAPLES INC.                       COMMON STOCK   855030102    626       27,500 SH         Sole           -     27,500
SUPPORT.COM, INC.                  COMMON STOCK   86858W101  13,557   2,092,070 SH         Other     01, 02  2,092,070
SYSTEMAX INC.                      COMMON STOCK   871851101   2,463     174,700 SH         Sole           -    174,700
SYSTEMAX INC.                      COMMON STOCK   871851101  30,440   2,158,861 SH         Other     01, 02  2,158,861
TRACTOR SUPPLY CO.                 COMMON STOCK   892356106   7,626     157,262 SH         Sole           -    157,262
TRACTOR SUPPLY CO.                 COMMON STOCK   892356106  62,117   1,281,018 SH         Other     01, 02  1,281,018
U.S. AUTO PARTS NETWORK, INC.      COMMON STOCK   90343C100  12,083   1,438,399 SH         Other     01, 02  1,438,399
VISTAPRINT N.V.                        SHS        N93540107   3,652      79,400 SH         Sole           -     79,400
VISTAPRINT N.V.                        SHS        N93540107  59,556   1,294,688 SH         Other     01, 02  1,294,688
WORLD ACCEPTANCE CORP.             COMMON STOCK   981419104   9,332     176,738 SH         Sole           -    176,738
WORLD ACCEPTANCE CORP.             COMMON STOCK   981419104  117,262  2,220,876 SH         Other     01, 02  2,220,876